Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 10 - ACCOUNTS RECEIVABLE, NET

Accounts receivable are summarized as follows:

	December 31,	December 31,
	2025	2024
Accounts receivable	$25,469,580	$30,143,687
Less: allowance for doubtful accounts	(2,991,001)	(3,680,803)
Accounts receivable, net	$22,478,579	$26,462,884

The following table sets forth the movement of provision for doubtful accounts:

Allowance for Doubtful Accounts
BALANCE AT DECEMBER 31, 2023	$2,886,223
Provision	934,252
Recovery	(50,118)
Exchange rate difference	(89,554)
BALANCE AT DECEMBER 31, 2024	$3,680,803
Provision	123,489
Recovery	(18,600)
Write off	(917,125)
Exchange rate difference	122,434
BALANCE AT DECEMBER 31, 2025	$2,991,001